CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Allowance for doubtful accounts	$ 23,142	$ 14,261
Accounts payable	52,800	39,892
Accrued expenses and other current liabilities	76,586	59,278
Income tax payable	15,579	11,951
Deferred revenues	95,422	64,740
Amount due to related parties	3,692
Short term borrowings	196,450	111,299
Long-term borrowings	38,884	101,697
Deferred tax liabilities-non-current	$ 5,917	$ 7,229
Common shares, authorized	39,648,485	39,648,485
Common shares, issued	34,721,539	34,721,539
Common shares, outstanding	34,721,539	34,721,539
Consolidated VIEs without recourse to iKang Healthcare Group, Inc.
Accounts payable	$ 43,840	$ 34,637
Accrued expenses and other current liabilities	60,281	48,910
Income tax payable	13,523	6,414
Deferred revenues	87,388	57,361
Amount due to related parties	3,480	0
Short term borrowings	196,450	111,299
Long-term borrowings	38,884	101,697
Deferred tax liabilities-non-current	$ 4,944	$ 7,009
Class A common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	37,648,485
Common shares, issued	33,916,439	33,916,439
Common shares, outstanding	33,916,439	33,916,439
Class C common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	2,000,000	2,000,000
Common shares, issued	805,100	805,100
Common shares, outstanding	805,100	805,100